Other assets - Changes in the allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other assets
At the beginning of the year	¥ 31,280	¥ 28,819
Allowance made during the year	474	23,974
Allowance write-off during the year		(21,513)
At the end of the year	¥ 31,754	¥ 31,280